STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capitall [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2016	$ 74	$ 241,154	$ (389)	$ (243,308)	$ (2,469)
Balance, shares at Dec. 31, 2016	44,297,761
Exercise of share options and warrants	$ 6	22,253			22,259
Exercise of share options and warrants, shares	2,155,822
Share-based compensation		47,700			47,700
Other comprehensive income (loss)			103		103
Net loss				(56,273)	(56,273)
Balance at Dec. 31, 2017	$ 80	311,107	(286)	(299,581)	11,320
Balance, shares at Dec. 31, 2017	46,453,583
Exercise of share options and warrants	$ 8	31,764			31,772
Exercise of share options and warrants, shares	2,816,043
Equity Component of Convertible senior notes		57,038			57,038
Effect of adopting new accounting standard, Revenue from Contracts with Customers				18,330	18,330
Share-based compensation		72,330			72,330
Other comprehensive income (loss)			(1,405)		(1,405)
Net loss				(37,120)	(37,120)
Balance at Dec. 31, 2018	$ 88	472,239	(1,691)	(318,371)	152,265
Balance, shares at Dec. 31, 2018	49,269,626
Exercise of share options and warrants	$ 6	29,368			29,368
Exercise of share options and warrants, shares	2,256,293
Share-based compensation		109,476			109,476
Other comprehensive income (loss)			3,048		3,048
Net loss				(86,414)	(86,414)
Balance at Dec. 31, 2019	$ 94	$ 611,083	$ 1,357	$ (404,785)	$ 207,749
Balance, shares at Dec. 31, 2019	51,525,919